UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Initial Class)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

US equity markets were the place to be during the quarter and year ending December 31, 2014, as a strong domestic economy and successful exit from quantitative easing made for an attractive investment backdrop. Conversely, both non-U.S. developed and emerging equity markets struggled in the fourth quarter and 2014 due to concerns about economic stagnation and deflation in Europe, as well as the continued slowdown in China. Most economic data in the US revealed a picture of health. Unemployment fell, inflation was tame, and corporate earnings were strong. Despite a decline in the first quarter due to unusually cold weather, gross domestic product growth averaged 2.75% over the last four quarters. However, the nearly 50% collapse in the price of oil due to the increasing supply / demand imbalance - and economic weakness in Europe and China - led to an uptick in volatility at year-end as investors considered the broader implications. The year ended with a “risk-off” mindset, as reflected in the strong performance of defensive sectors like utilities, health care and consumer staples, as well as the rally in the safe haven 10-year U.S. Treasury bond. The significant silver lining to the fall in oil is the positive impact to the U.S. consumer in the form of lower gasoline prices and pressure on the U.S. Federal Reserve to remain “patient” with interest rates.

The strong equity returns were largely broad-based, with the majority of economic sectors registering positive returns in 2014. Defensive sectors -utilities and health care - had a banner year, while energy stocks, hurt by the collapse in oil prices, delivered meaningfully negative returns.

As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals, 3) supported by attractive market sentiment, and 4) run by shareholder-friendly management. We employ a quantitative stock selection model designed to capture these four investment concepts which we call Value, Earnings Expectations, Market Sentiment, and Management & Quality, respectively. Despite weakness in the fourth quarter brought about by the severe decline in the energy sector, for the year our stock selection model performed well and our U.S. quantitative small value portfolios significantly outperformed their benchmark. The Great-West Invesco Small Cap Value Fund (Initial Class shares) returned 8.53% and outperformed its benchmark, the Russell 2000 Value Index.

Each of the model’s four concepts added value in 2014, and the contributions from each were fairly balanced and consistent. Across all four concepts, only Market Sentiment notched a negative quarter over the course of the year, underperforming in the second quarter. Performance from this concept came on strong in the second half, however, and it was the biggest contributor in both the third quarter and the fourth quarter. Management & Quality also performed quite well in the second half given the risk-off environment and investors’ focus on conservative stewardship of capital and efficient use of company resources. The attractive balance among sources of return helped our U.S. quantitative small value portfolios far outpace their benchmark for the year.

Strong model results were reflected in broad-based contributions from stock selection in our US quantitative small value portfolios, for which seven of 10 sectors added value. Stock selection was not rewarded in the fourth quarter, but delivered very positive results for the year. Leading contributions were found in the consumer staples (food, beverage & tobacco) and technology (IT services, software) sectors in 2014. Our strategy tends to favor conservative over aggressive technology companies, which worked well in the risk-averse environment of the second half. Despite very negative the fourth quarter results in energy brought about by the freefall in oil, stock selection in this sector was positive, on average, in 2014. The strategy has now outperformed its benchmark for seven years running.

Our strategy tends to perform best in trend-like environments (whether that results in up, down, or sideways equity markets) in which investors are focused on stock attributes that drive long-term valuations over the long haul – attributes such as attractive valuations and improving earnings expectations. Even though the growth picture is less clear in Europe and China, the economy in the US is among the strongest in the world right now. While quantitative easing has ended in the U.S., the Federal Reserve has committed to remaining patient on interest rates going forward, providing an attractive backdrop for equities. According to the International Monetary Fund, economic growth should be robust in the U.S. even as it disappoints elsewhere in 2015. This environment should encourage investors to focus on long-term drivers of return, which may provide a favorable climate for our U.S. quantitative small value strategy.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Russell 2000 Value Index
	10,000.00	10,000.00
2008*	7,116.00	7,201.00
2009	8,601.11	8,682.97
2010	11,333.02	10,810.29
2011	10,650.77	10,215.73
2012	12,629.68	12,059.66
2013	17,131.68	16,222.80
2014	18,593.31	16,907.00

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Since Inception *
Initial Class	8.53%	16.67%	9.75%

*Since inception on May 15, 2008.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2014

Sector	% of Fund Investments
Financial	35.51%
Consumer, Non-cyclical	15.93
Consumer, Cyclical	8.41
Industrial	8.11
Communications	7.19
Technology	5.94
Energy	4.15
Basic Materials	4.02
Utilities	3.84
Short Term Investments	6.90
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)

Actual	$1,000.00	$1,008.24	$7.13

Hypothetical (5% return before expenses)	$1,000.00	$1,018.11	$7.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.29%
55,900	Century Aluminum Co (a)	$1,363,960
45,900	China XD Plastics Co Ltd (a)(b)	249,237
800	Compass Minerals International Inc	69,464
5,400	Globe Specialty Metals Inc	93,042
68,100	Gold Resource Corp (b)	230,178
90,200	Noranda Aluminum Holding Corp	317,504
30,200	Stillwater Mining Co (a)	445,148
14,300	United States Steel Corp	382,382

		3,150,915

Communications — 7.67%
21,700	Comtech Telecommunications Corp	683,984
68,900	Dice Holdings Inc (a)	689,689
34,800	EarthLink Holdings Corp	152,772
27,200	Harmonic Inc (a)	190,672
18,600	IDT Corp Class B	377,766
41,900	Inteliquent Inc	822,497
7,400	PC-Tel Inc	64,084
83,800	Polycom Inc (a)	1,131,300
23,400	Spok Holdings Inc	406,224
10,300	TechTarget Inc (a)	117,111
35,400	VASCO Data Security International Inc (a)(b)	998,634

		5,634,733

Consumer, Cyclical — 8.97%
11,900	Big Lots Inc	476,238
21,600	Build-A-Bear Workshop Inc (a)	434,160
3,200	Caesars Entertainment Corp (a)(b)	50,208
15,000	China Automotive Systems Inc (b)	106,350
10,200	Citi Trends Inc (a)	257,550
9,200	Cooper Tire & Rubber Co	318,780
10,300	DineEquity Inc	1,067,492
10,500	Iconix Brand Group Inc (a)(b)	354,795
52,200	Isle of Capri Casinos Inc (a)	436,914
27,900	Kimball International Inc Class B	254,448
5,100	Lakes Entertainment Inc (a)	34,170
30,000	Meritor Inc (a)	454,500
30,300	Pantry Inc (a)	1,122,918
26,000	Ruby Tuesday Inc (a)	177,840
37,200	Skullcandy Inc (a)	341,868
900	Strattec Security Corp	74,322
23,000	Tower International Inc (a)	587,650
12,300	Trans World Entertainment Corp	40,467

		6,590,670

Consumer, Non-cyclical — 16.98%
84,300	ACCO Brands Corp (a)	759,543
32,800	Affymetrix Inc (a)	323,736
13,700	Alliance HealthCare Services Inc (a)	287,563
600	ANI Pharmaceuticals Inc (a)(b)	33,834
57,900	ARC Document Solutions Inc (a)	591,738

Shares		Fair Value

Consumer, Non-cyclical — (continued)
6,100	BioSpecifics Technologies Corp (a)	$235,582
10,700	Cal-Maine Foods Inc (b)	417,621
4,500	Career Education Corp (a)	31,320
12,900	Central Garden & Pet Co Class A (a)	123,195
12,700	CRA International Inc (a)	385,064
5,200	CSS Industries Inc	143,728
22,600	Cumberland Pharmaceuticals Inc (a)	135,600
46,800	Depomed Inc (a)	753,948
10,000	Enanta Pharmaceuticals Inc (a)(b)	508,500
17,500	Farmer Bros Co (a)	515,375
6,900	Heidrick & Struggles International Inc	159,045
35,000	Infinity Pharmaceuticals Inc (a)	591,150
45,000	Information Services Group Inc (a)(b)	189,900
3,100	John B Sanfilippo & Son Inc	141,050
49,600	K12 Inc (a)	588,752
9,000	Lannett Co Inc (a)	385,920
21,700	MGP Ingredients Inc	344,162
6,200	Myriad Genetics Inc (a)(b)	211,172
2,500	NuVasive Inc (a)	117,900
24,400	Omega Protein Corp (a)	257,908
1,300	Orthofix International NV (a)	39,078
39,300	POZEN Inc (a)	314,400
52,400	RadNet Inc (a)	447,496
24,400	Repligen Corp (a)	483,120
59,000	RPX Corp (a)	813,020
6,100	RR Donnelley & Sons Co (b)	102,511
10,200	Sagent Pharmaceuticals Inc (a)	256,122
11,400	Sanderson Farms Inc	957,885
16,300	SUPERVALU Inc (a)	158,110
4,275	Symmetry Surgical Inc (a)	33,302
4,900	United Therapeutics Corp (a)	634,501

		12,472,851

Energy — 4.42%
600	Adams Resources & Energy Inc	29,970
2,800	Apco Oil & Gas International Inc (a)	39,284
9,000	Clayton Williams Energy Inc (a)	574,200
70,900	Gran Tierra Energy Inc (a)	272,965
25,700	Green Plains Inc	636,846
3,100	Hallador Energy Co (a)	34,131
31,800	Pacific Ethanol Inc (a)(b)	328,494
52,800	Pioneer Energy Services Corp (a)	292,512
11,300	REX American Resources Corp (a)	700,261
74,700	VAALCO Energy Inc (a)	340,632

		3,249,295

Financial — 37.86%
13,300	Access National Corp	225,169
11,300	American Assets Trust Inc REIT	449,853
13,500	AmTrust Financial Services Inc	759,375
146,300	Anworth Mortgage Asset Corp REIT	768,075
44,600	Arbor Realty Trust Inc REIT	301,942
12,600	Aspen Insurance Holdings Ltd	551,502

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Financial — (continued)
400	BancFirst Corp	$25,356
18,200	Banco Latinoamericano de Comercio Exterior SA	547,820
6,300	BBX Capital Corp Class A (a)	103,635
3,200	C&F Financial Corp (b)	127,168
20,600	Cardinal Financial Corp	408,498
88,000	Cedar Realty Trust Inc REIT	645,920
7,400	Central Pacific Financial Corp	159,100
3,100	Century Bancorp Inc Class A	124,186
25,400	Charter Financial Corp	290,830
6,400	Citizens & Northern Corp	132,288
14,100	CoreSite Realty Corp REIT	550,605
26,100	Crawford & Co Class B	268,308
8,400	CVB Financial Corp	134,568
25,000	DiamondRock Hospitality Co REIT	371,750
41,500	DuPont Fabros Technology Inc REIT	1,379,460
9,200	Endurance Specialty Holdings Ltd	550,528
11,900	Equity LifeStyle Properties Inc REIT	613,445
11,400	Extra Space Storage Inc REIT	668,496
11,900	Federated National Holding Co	287,504
88,100	FelCor Lodging Trust Inc REIT	953,242
700	First Business Financial Services Inc (b)	33,537
8,100	First Defiance Financial Corp (b)	275,886
25,900	First Interstate BancSystem Inc	720,538
17,100	First Merchants Corp	389,025
33,300	First Niagara Financial Group Inc	280,719
1,100	Geo Group Inc REIT	44,396
5,700	Getty Realty Corp REIT	103,797
14,500	Hanmi Financial Corp	316,245
5,100	Hatteras Financial Corp REIT	93,993
600	HCI Group Inc	25,944
60,100	Higher One Holdings Inc (a)	253,021
5,800	Horizon Bancorp (b)	151,612
1,800	Independent Bank Corp	23,490
13,700	Investment Technology Group Inc (a)	285,234
15,000	Lakeland Financial Corp	652,050
7,500	MainSource Financial Group Inc	156,900
1,200	Merchants Bancshares Inc	36,756
2,300	Meta Financial Group Inc	80,592
4,100	Monarch Financial Holdings Inc (b)	56,375
33,000	Montpelier Re Holdings Ltd	1,182,060
6,400	National Health Investors Inc REIT	447,744
52,000	National Penn Bancshares Inc	547,300
12,500	Nelnet Inc Class A	579,125
27,100	OFG Bancorp (b)	451,215
10,800	Orrstown Financial Services Inc (a)	183,384
7,800	Peoples Bancorp Inc	202,254
1,900	Piedmont Office Realty Trust Inc REIT (b)	35,796
1,900	Potlatch Corp REIT	79,553
2,100	Preferred Bank (b)	58,569
3,300	Pulaski Financial Corp	40,689
39,900	Radian Group Inc	667,128
3,400	Republic Bancorp Inc Class A	84,048

Shares		Fair Value

Financial — (continued)
23,700	Retail Properties of America Inc REIT Class A	$395,553
48,100	RLJ Lodging Trust REIT	1,612,793
4,700	Security National Financial Corp Class A (a)(b)	27,072
13,600	Simmons First National Corp Class A	552,840
20,700	Southwest Bancorp Inc	359,352
4,600	Sovran Self Storage Inc REIT	401,212
2,200	Stock Yards Bancorp Inc	73,348
62,300	Strategic Hotels & Resorts Inc REIT (a)	824,229
11,700	Suffolk Bancorp	265,707
2,300	Symetra Financial Corp	53,015
16,200	United Community Banks Inc	306,828
26,100	United Insurance Holdings Corp	572,895
45,200	Universal Insurance Holdings Inc	924,340
5,100	Washington Federal Inc	112,965
4,500	Washington Trust Bancorp Inc	180,810
18,300	West Bancorporation Inc	311,466
89,000	Wilshire Bancorp Inc	901,570

		27,813,593

Industrial — 8.65%
32,900	ArcBest Corp	1,525,573
19,000	Argan Inc	639,160
10,000	Benchmark Electronics Inc (a)	254,400
13,900	Ducommun Inc (a)	351,392
2,400	Fabrinet (a)	42,576
1,400	Greenbrier Cos Inc (b)	75,222
5,000	ITT Corp	202,300
12,400	Kadant Inc	529,356
2,000	Lawson Products Inc (a)	53,140
17,600	Orbital Sciences Corp (a)	473,264
7,300	PAM Transportation Services Inc (a)	378,432
26,300	Sanmina Corp (a)	618,839
3,200	SL Industries Inc (a)	124,800
13,500	USA Truck Inc (a)(b)	383,400
10,600	Willis Lease Finance Corp (a)	232,140
18,800	Xerium Technologies Inc (a)	296,664
24,900	ZAGG Inc (a)	169,071

		6,349,729

Technology — 6.33%
11,400	Alpha & Omega Semiconductor Ltd (a)	100,890
52,600	Brocade Communications Systems Inc	622,784
6,400	Convergys Corp (b)	130,368
4,300	DST Systems Inc	404,845
13,800	Lexmark International Inc Class A	569,526
10,100	NCI Inc Class A (a)(b)	103,121
11,200	Pericom Semiconductor Corp (a)	151,648
20,000	Pitney Bowes Inc	487,400
20,400	Rovi Corp (a)	460,836

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

Shares		Fair Value

Technology — (continued)
57,700	Take-Two Interactive Software Inc (a)(b)	$1,617,331

		4,648,749

Utilities — 4.09%
2,800	American States Water Co	105,448
7,300	Chesapeake Utilities Corp	362,518
18,300	El Paso Electric Co	733,098
29,500	Ormat Technologies Inc (b)	801,810
16,200	Southwest Gas Corp	1,001,322

		3,004,196

TOTAL COMMON STOCK — 99.26% (Cost $61,607,811)		$72,914,731

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.18%
$ 135,000	U.S. Treasury Bills(c) 0.02%, 03/12/2015	134,993

Repurchase Agreements — 7.18%
489,194	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $489,194 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (d)	489,194
1,489,613	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $1,489,613 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (d)	1,489,613

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 1,489,613	Undivided interest of 3.98% in a repurchase agreement (principal amount/value $37,395,006 with a maturity value of $37,395,193) with TD Securities (USA) Inc, 0.09%, dated 12/31/14 to be repurchased at $1,489,613 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 5.50%, 1/31/19 - 11/1/44, with a value of $38,142,906. (d)	$1,489,613
1,489,613	Undivided interest of 5.80% in a repurchase agreement (principal amount/value $25,682,308 with a maturity value of $25,682,394) with HSBC Securities (USA) Inc, 0.06%, dated 12/31/14 to be repurchased at $1,489,613 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 1/15/15 - 7/15/32, with a value of $26,196,014. (d)	1,489,613
313,591	Undivided interest of 7.63% in a repurchase agreement (principal amount/value $4,110,624 with a maturity value of $4,110,642) with Scotia Capital (USA) Inc, 0.08%, dated 12/31/14 to be repurchased at $313,591 on 1/2/15 collateralized by U.S. Treasury securities, 0.13% - 8.00%, 4/15/16 - 5/15/43, with a value of $4,192,855. (d)	313,591

		5,271,624

TOTAL SHORT TERM INVESTMENTS — 7.36% (Cost $5,406,617)		$5,406,617

TOTAL INVESTMENTS — 106.62% (Cost $67,014,428)		$78,321,348

OTHER ASSETS & LIABILITIES, NET — (6.62)%		$(4,863,414)

TOTAL NET ASSETS — 100.00%		$73,457,934

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of December 31, 2014

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2014.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At December 31, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation

Russell 2000 Mini Long Futures	6	USD	$720,420	March 2015	$16,390

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Invesco Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $5,122,295 of securities on loan)(a)	$73,049,724
Repurchase agreements, fair value(b)	5,271,624
Cash	688,175
Subscriptions receivable	52,958
Dividends receivable	132,040

Total Assets	79,194,521

LIABILITIES:
Payable to investment adviser	92,703
Payable upon return of securities loaned	5,271,624
Redemptions payable	366,452
Variation margin on futures contracts	5,808

Total Liabilities	5,736,587

NET ASSETS	$73,457,934

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$668,797
Paid-in capital in excess of par	61,430,773
Net unrealized appreciation	11,323,310
Accumulated net realized gain	35,054

NET ASSETS	$73,457,934

CAPITAL STOCK:
Authorized	110,000,000
Issued and Outstanding	6,687,971

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.98

(a) Cost of investments	$61,742,804
(b) Cost of repurchase agreements	$5,271,624

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Invesco Small Cap Value Fund

INVESTMENT INCOME:
Interest	$177
Income from securities lending	90,141
Dividends	1,134,140
Foreign withholding tax	(1,856)

Total Income	1,222,602

EXPENSES:
Management fees	1,012,946

Total Expenses	1,012,946

NET INVESTMENT INCOME	209,656

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,322,512
Net realized loss on futures contracts	(51,605)

Net Realized Gain	9,270,907

Net change in unrealized depreciation on investments	(3,151,946)
Net change in unrealized appreciation on futures contracts	7,540

Net Change in Unrealized Depreciation	(3,144,406)

Net Realized and Unrealized Gain	6,126,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,336,157

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

Great-West Invesco Small Cap Value Fund	2014	2013

OPERATIONS:
Net investment income	$209,656	$740,814
Net realized gain	9,270,907	12,819,402
Net change in unrealized appreciation (depreciation)	(3,144,406)	7,698,799

Net Increase in Net Assets Resulting from Operations	6,336,157	21,259,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,104,763)	(5,835,581)
From net realized gains	(8,489,347)	(6,429,029)

Total Distributions	(11,594,110)	(12,264,610)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,704,288	17,342,932
Shares issued in reinvestment of distributions	11,594,110	12,264,610
Shares redeemed	(21,272,260)	(31,269,007)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,026,138	(1,661,465)

Total Increase in Net Assets	1,768,185	7,332,940

NET ASSETS:
Beginning of year	71,689,749	64,356,809

End of year	$73,457,934	$71,689,749

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,377,914	1,404,696
Shares issued in reinvestment of distributions	1,018,932	1,022,044
Shares redeemed	(1,716,363)	(2,500,805)

Net Increase (Decrease)	680,483	(74,065)

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014	2013	2012	2011	2010
Great-West Invesco Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$11.93	$10.58	$9.65	$11.06	$8.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(a)	0.13(a)	0.16(a)	0.06	0.07
Net realized and unrealized gain (loss)	0.99	3.59	1.62	(0.73)	2.61

Total From Investment Operations	1.03	3.72	1.78	(0.67)	2.68

LESS DISTRIBUTIONS:
From net investment income	(0.53)	(1.13)	(0.30)	(0.06)	(0.07)
From net realized gains	(1.45)	(1.24)	(0.55)	(0.68)	–

Total Distributions	(1.98)	(2.37)	(0.85)	(0.74)	(0.07)

NET ASSET VALUE, END OF YEAR	$10.98	$11.93	$10.58	$9.65	$11.06

TOTAL RETURN(b)	8.53%	35.65%	18.58%	(6.02%)	31.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$73,458	$71,690	$64,357	$59,900	$71,817
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.29%	1.09%	1.54%	0.53%	0.50%
Portfolio turnover rate	90%	100%	104%	127%	86%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2014

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$	72,914,731 $	— $	— $	72,914,731
Short Term Investments		—	5,406,617	—	5,406,617

Total investments, at fair value		72,914,731	5,406,617	0	78,321,348
Other Financial Investments:
Futures Contracts (a)		16,390	—	—	16,390

Total Assets	$	72,931,121 $	5,406,617 $	0 $	78,337,738

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

	2014	2013

Ordinary income	$3,104,763	$5,835,581
Long-term capital gain	8,489,347	6,429,029

	$11,594,110	$12,264,610

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$ –	$ 2,895,107	$ (2,895,107)

Annual Report - December 31, 2014

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$42,160
Undistributed long-term capital gains	973,339
Capital loss carryforwards	–
Post-October losses	(933,834)
Net unrealized appreciation	11,276,699

Tax composition of capital	$11,358,364

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$–	$(933,834)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$67,044,649

Gross unrealized appreciation on investments	14,470,498
Gross unrealized depreciation on investments	(3,193,799)

Net unrealized appreciation on investments	$11,276,699

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Annual Report - December 31, 2014

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 11 futures contracts for the reporting period.

Valuation of derivative investments as of December 31, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$16,390(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the year ended December 31, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(51,605)	Net change in unrealized appreciation on futures contracts	$7,540

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Annual Report - December 31, 2014

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $64,058,019 and $68,508,648, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $5,122,295 and received collateral of $5,271,624 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 29% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Invesco Small Cap Value Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson	Chairman, President &	Since 2008 (as Director)	Executive Vice President, Retirement	62	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1961	Chief Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company,	N/A	N/A

Crown Life Insurance Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015